Significant Subsidiaries - Schedule of Significant Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2018
Argentina [member] | Unilever de Argentina S.A [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Argentina
Name of subsidiary	Unilever de Argentina S.A.
Australia [member] | Unilever Australia Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Australia
Name of subsidiary	Unilever Australia Limited
Brazil [member] | Unilever Brasil Ltda. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Brazil
Name of subsidiary	Unilever Brasil Ltda.
Canada [member] | Unilever Canada Inc [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Canada
Name of subsidiary	Unilever Canada Inc.
China [member] | Walls (China) Co. Ltd. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	China
Name of subsidiary	Walls (China) Co. Ltd.
China [member] | Unilever Services (Hefei) Co Ltd [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	China
Name of subsidiary	Unilever Services (Hefei) Co Ltd
England and Wales [member] | Unilever UK & CN Holdings Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	England and Wales
Name of subsidiary	Unilever UK & CN Holdings Limited
England and Wales [member] | Unilever UK Holdings Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	England and Wales
Name of subsidiary	Unilever U.K. Holdings Limited
England and Wales [member] | Unilever UK Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	England and Wales
Name of subsidiary	Unilever UK Limited
France [member] | Unilever France S.A.S [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	France
Name of subsidiary	Unilever France S.A.S
Germany [Member] | Maizena Grundstucksverwaltung GmbH & Co. OHG [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Germany
Name of subsidiary	Maizena Grundstücksverwaltung GmbH & Co. OHG
Germany [Member] | Pfanni GmbH & Co. OHG Stavenhagen [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Germany
Name of subsidiary	Pfanni GmbH & Co. OHG Stavenhagen
Germany [Member] | Unilever Deutschland GmbH [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Germany
Name of subsidiary	Unilever Deutschland GmbH
Germany [Member] | Unilever Deutschland Holding Gmbh [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Germany
Name of subsidiary	Unilever Deutschland Holding GmbH
Germany [Member] | Unilever Deutschland Produktions GmbH and Co OHG [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Germany
Name of subsidiary	Unilever Deutschland Produktions GmbH & Co. OHG
India [Member] | Hindustan Unilever Limited [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Name of subsidiary	Hindustan Unilever Limited
Indonesia [Member] | P T Unilever Indonesia Tbk [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Indonesia
Name of subsidiary	PT Unilever Indonesia, Tbk.
Italy [Member] | Unilever Italia Mkt Operations SRL [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Italy
Name of subsidiary	Unilever Italia Mkt Operations S.R.L
Japan [member] | Unilever Japan Customer Marketing K K [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Japan
Name of subsidiary	Unilever Japan Customer Marketing K.K.
Mexico [Member] | Unilever de Mexico S de R L de C V [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Mexico
Name of subsidiary	Unilever de Mexico, S. de R.I. de C.V.
Netherlands [Member] | Mixhold BV [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Name of subsidiary	Mixhold B.V.
Netherlands [Member] | Unilever Finance International B V [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Name of subsidiary	Unilever Finance International B.V.
Netherlands [Member] | Unilever Nederland B V [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Name of subsidiary	Unilever Nederland B.V.
Netherlands [Member] | UNUS Holding BV [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Name of subsidiary	UNUS Holding B.V.
Pakistan [Member] | Unilever Pakistan Limited [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Pakistan
Name of subsidiary	Unilever Pakistan Limited
Philippines [Member] | Unilever Philippines, Inc. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Philippines
Name of subsidiary	Unilever Philippines, Inc.
Poland [member] | Unilever Polska Sp. z o.o. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Poland
Name of subsidiary	Unilever Polska Sp. z o.o.
Russia [member] | OOO Unilever Rus [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Russia
Name of subsidiary	OOO Unilever Rus
Singapore [Member] | Unilever Asia Private Limited [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Singapore
Name of subsidiary	Unilever Asia Private Limited
South Africa [Member] | Unilever South Africa (Pty) Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	South Africa
Name of subsidiary	Unilever South Africa (Pty) Limited
Spain [member] | Unilever Espana S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Spain
Name of subsidiary	Unilever Espana S.A.
Switzerland [Member] | Unilever ASCC AG [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Switzerland
Name of subsidiary	Unilever ASCC AG
Switzerland [Member] | Unilever Finance International AG [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Switzerland
Name of subsidiary	Unilever Finance International AG
Switzerland [Member] | Unilever Supply Chain Company AG [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Switzerland
Name of subsidiary	Unilever Supply Chain Company AG
Thailand [Member] | Unilever Thai Trading Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Thailand
Name of subsidiary	Unilever Thai Trading Limited
Turkey [Member] | Unilever Sanayi ve Ticaret Turk AS [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Turkey
Name of subsidiary	Unilever Sanayi ve Ticaret Turk A.S
United States [member] | Conopco, Inc [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Name of subsidiary	Conopco, Inc.
United States [member] | Unilever Capital Corporation [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Name of subsidiary	Unilever Capital Corporation
United States [member] | Unilever United States, Inc [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Name of subsidiary	Unilever United States, Inc.
Vietnam [member] | Unilever Vietnam International Company Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Vietnam
Name of subsidiary	Unilever Vietnam International Company Limited
Unilever N.V. [member] | Argentina [member] | Unilever de Argentina S.A [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	64.55%
Unilever N.V. [member] | Brazil [member] | Unilever Brasil Ltda. [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	64.55%
Unilever N.V. [member] | Canada [member] | Unilever Canada Inc [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	64.55%
Unilever N.V. [member] | China [member] | Walls (China) Co. Ltd. [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	100.00%
Unilever N.V. [member] | China [member] | Unilever Services (Hefei) Co Ltd [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	100.00%
Unilever N.V. [member] | England and Wales [member] | Unilever UK Limited [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	5.61%
Unilever N.V. [member] | France [member] | Unilever France S.A.S [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	64.54%
Unilever N.V. [member] | Germany [Member] | Maizena Grundstucksverwaltung GmbH & Co. OHG [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	63.61%
Unilever N.V. [member] | Germany [Member] | Pfanni GmbH & Co. OHG Stavenhagen [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	64.55%
Unilever N.V. [member] | Germany [Member] | Unilever Deutschland GmbH [Member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	64.55%
Unilever N.V. [member] | Germany [Member] | Unilever Deutschland Holding Gmbh [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	64.55%
Unilever N.V. [member] | Germany [Member] | Unilever Deutschland Produktions GmbH and Co OHG [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	64.55%
Unilever N.V. [member] | Indonesia [Member] | P T Unilever Indonesia Tbk [Member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	54.86%
Unilever N.V. [member] | Italy [Member] | Unilever Italia Mkt Operations SRL [Member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	100.00%
Unilever N.V. [member] | Japan [member] | Unilever Japan Customer Marketing K K [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	100.00%
Unilever N.V. [member] | Mexico [Member] | Unilever de Mexico S de R L de C V [Member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	64.55%
Unilever N.V. [member] | Netherlands [Member] | Mixhold BV [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	64.55%
Unilever N.V. [member] | Netherlands [Member] | Unilever Finance International B V [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	100.00%
Unilever N.V. [member] | Netherlands [Member] | Unilever Nederland B V [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	100.00%
Unilever N.V. [member] | Netherlands [Member] | UNUS Holding BV [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	55.40%
Unilever N.V. [member] | Philippines [Member] | Unilever Philippines, Inc. [Member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	64.55%
Unilever N.V. [member] | Russia [member] | OOO Unilever Rus [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	11.89%
Unilever N.V. [member] | Singapore [Member] | Unilever Asia Private Limited [Member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	100.00%
Unilever N.V. [member] | South Africa [Member] | Unilever South Africa (Pty) Limited [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	8.98%
Unilever N.V. [member] | Spain [member] | Unilever Espana S.A. [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	100.00%
Unilever N.V. [member] | Switzerland [Member] | Unilever ASCC AG [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	100.00%
Unilever N.V. [member] | Switzerland [Member] | Unilever Finance International AG [Member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	100.00%
Unilever N.V. [member] | Switzerland [Member] | Unilever Supply Chain Company AG [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	100.00%
Unilever N.V. [member] | Thailand [Member] | Unilever Thai Trading Limited [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	64.55%
Unilever N.V. [member] | Turkey [Member] | Unilever Sanayi ve Ticaret Turk AS [Member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	64.54%
Unilever N.V. [member] | United States [member] | Conopco, Inc [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	55.40%
Unilever N.V. [member] | United States [member] | Unilever Capital Corporation [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	55.40%
Unilever N.V. [member] | United States [member] | Unilever United States, Inc [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	55.40%
Unilever N.V. [member] | Vietnam [member] | Unilever Vietnam International Company Limited [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	100.00%
Unilever PLC [member] | Argentina [member] | Unilever de Argentina S.A [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	35.45%
Unilever PLC [member] | Australia [member] | Unilever Australia Limited [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	100.00%
Unilever PLC [member] | Brazil [member] | Unilever Brasil Ltda. [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	35.45%
Unilever PLC [member] | Canada [member] | Unilever Canada Inc [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	35.45%
Unilever PLC [member] | England and Wales [member] | Unilever UK & CN Holdings Limited [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	100.00%
Unilever PLC [member] | England and Wales [member] | Unilever UK Holdings Limited [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	100.00%
Unilever PLC [member] | England and Wales [member] | Unilever UK Limited [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	94.39%
Unilever PLC [member] | France [member] | Unilever France S.A.S [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	35.45%
Unilever PLC [member] | Germany [Member] | Maizena Grundstucksverwaltung GmbH & Co. OHG [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	36.39%
Unilever PLC [member] | Germany [Member] | Pfanni GmbH & Co. OHG Stavenhagen [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	35.45%
Unilever PLC [member] | Germany [Member] | Unilever Deutschland GmbH [Member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	35.45%
Unilever PLC [member] | Germany [Member] | Unilever Deutschland Holding Gmbh [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	35.45%
Unilever PLC [member] | Germany [Member] | Unilever Deutschland Produktions GmbH and Co OHG [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	35.45%
Unilever PLC [member] | India [Member] | Hindustan Unilever Limited [Member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	67.19%
Unilever PLC [member] | Indonesia [Member] | P T Unilever Indonesia Tbk [Member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	30.13%
Unilever PLC [member] | Mexico [Member] | Unilever de Mexico S de R L de C V [Member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	35.45%
Unilever PLC [member] | Netherlands [Member] | Mixhold BV [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	35.45%
Unilever PLC [member] | Netherlands [Member] | UNUS Holding BV [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	44.60%
Unilever PLC [member] | Pakistan [Member] | Unilever Pakistan Limited [Member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	99.23%
Unilever PLC [member] | Philippines [Member] | Unilever Philippines, Inc. [Member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	35.45%
Unilever PLC [member] | Poland [member] | Unilever Polska Sp. z o.o. [Member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	100.00%
Unilever PLC [member] | Russia [member] | OOO Unilever Rus [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	88.11%
Unilever PLC [member] | South Africa [Member] | Unilever South Africa (Pty) Limited [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	91.02%
Unilever PLC [member] | Thailand [Member] | Unilever Thai Trading Limited [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	35.45%
Unilever PLC [member] | Turkey [Member] | Unilever Sanayi ve Ticaret Turk AS [Member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	35.44%
Unilever PLC [member] | United States [member] | Conopco, Inc [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	44.60%
Unilever PLC [member] | United States [member] | Unilever Capital Corporation [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	44.60%
Unilever PLC [member] | United States [member] | Unilever United States, Inc [member]
Disclosure of subsidiaries [line items]
Percentage interest in subsidiary	44.60%